Cash and Due from Banks (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cash and Due from Banks [Abstract]
Reserve maintained at federal reserve bank	$ 32,000,000	$ 27,900,000
FDIC insurable limit	250,000	250,000
Balance maintained exceeded FDIC insurable limit		$ 600,000